Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000006666 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006666 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006666 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006666 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006666 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006666 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006666 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006666 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006666 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006666 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000006666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.58%
C000006666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000006666 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006666 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000006666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000006666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000006666 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000006666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000006665 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006665 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006665 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006665 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006665 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006665 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006665 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006665 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006665 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006665 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000006665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.58%
C000006665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000006665 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006665 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000006665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
C000006665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000006665 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000006665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000212995 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.68%
C000212995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212995 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000212995 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000212995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.51%
C000212995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000212994 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.68%
C000212994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212994 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000212994 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000212994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.51%
C000212994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000213000 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000213000 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000213000 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000213000 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000213000 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000213000 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000213000 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000213000 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213000 [Member] | PNC Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000213000 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000213000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000213000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.86%
C000213000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.39%
C000213000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000213000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000213000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000213000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000213000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000213000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000213000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%